Financial Risk Management - Summary of Credit Quality of Securities Excluding Equity Securities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 118,647,098	₩ 112,573,172
Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	39,720,661	35,924,819
Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	35,812,502	34,211,405
Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	3,907,307	1,713,414
Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	852	0
Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		78,926,437	76,648,353
Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		72,574,183	70,830,502
Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		6,326,108	5,723,303
Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		26,146	75,966
Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	18,582
Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
12-month expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		118,647,098	112,505,502
12-month expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	39,720,661	35,924,819
12-month expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	35,812,502	34,211,405
12-month expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	3,907,307	1,713,414
12-month expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	852	0
12-month expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
12-month expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
12-month expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		78,926,437	76,580,683
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		72,574,183	70,830,502
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		6,326,108	5,669,442
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		26,146	66,797
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	13,942
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	67,670
Non-impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	67,670
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	53,861
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	9,169
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	4,640
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 0	₩ 0

[1]	Before netting of allowance